UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

              Report for the Quarter Ended December 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /s/ Jeff Keswin          New York, New York       February 9, 2000
     ---------------          ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:      $236,540


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----


                           FORM 13F INFORMATION TABLE

                       TITLE                                                                       VOTING AUTHORITY
                        OF                   VALUE     SHARES/    SH/  PUT/ INVSTMT    OTHER    ----------------------
NAME OF ISSUER         CLASS       CUSIP    (X$1,000)  PRN AMT    PRN  CALL DSCRETN  MANAGERS     SOLE    SHARED NONE
--------------         -----     ---------  --------   --------   ---  ---- -------  --------   --------  ------ -----
AMERICAN CAPITAL
   STRATEGIES       COM          024937104        662     29,100  SH          SOLE                29,100
AGRIBRANDS INTL     COM          00849R105     38,566    838,400  SH          SOLE               838,400
   INC
ASSISTED LIVING     COM          04543L109      1,952    918,600  SH          SOLE               918,600
   CONCEPTS INC
ASSISTED LIVING     SB DB        04543LAD1      8,113    137,500  PRN         SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED LIVING     SB DB        04543LAG4        580     10,000  PRN         SOLE                10,000
   CONCEPTS INC     CV 5.625%03
AMERUS LIFE HLDGS   COM          030732101      3,972    172,700  SH          SOLE               172,700
   INC
BNC MTG INC         COM          05561Y105      4,325    665,400  SH          SOLE               665,400
CONSOLIDATED        COM          209232107      4,569    575,600  SH          SOLE               575,600
   FREIGHTWAYS
   CORP
CLARION COML        CL A         18051W109      1,386    178,900  SH          SOLE               178,900
   HLDGS INC
CYBEAR INC          COM          23243P103        259     38,000  SH          SOLE                38,000
DELIA'S INC         COM          246885107        645     89,000  SH          SOLE                89,000
EMCOR GROUP INC     COM          29084Q100      3,949    216,400  SH          SOLE               216,400
FPIC INS GROUP      COM          302563101      1,639     98,200  SH          SOLE                98,200
   INC
FIRST SIERRA        COM          335944104      4,033    235,500  SH          SOLE               235,500
   FINANCIAL INC
GETTY RLTY CORP     COM          374297109      6,717    600,400  SH          SOLE               600,400
   NEW
HAMILTON BANCORP    COM          407013101        540     30,400  SH          SOLE                30,400
   INC FLA
IDT CORP            COM          448947101      1,061     56,200  SH          SOLE                56,200
M D C HLDGS INC     COM          552676108      9,974    635,800  SH          SOLE               635,800
MERCER INTL INC     SH BEN INT   588056101      7,757  1,677,200  SH          SOLE             1,677,200
NCRIC GROUP INC     COM          628866105        153     17,500  SH          SOLE                17,500
NEOPHARM INC        COM          640919106      1,039     48,200  SH          SOLE                48,200
OPTI INC            COM          683960108      2,378    477,700  SH          SOLE               477,700
OMEGA WORLDWIDE     COM          68210B108      2,546    546,700  SH          SOLE               546,700
   INC
RECKSON SVC INDS    COM          75621J109     44,879    719,500  SH          SOLE               719,500
   INC
STANCORP FINL       COM          852891100     12,218    485,100  SH          SOLE               485,100
   GROUP INC
SNYDER              COM          832914105      3,850    200,000  SH          SOLE               200,000
   COMMUNICATIONS
   INC
SPLASH TECHNOLOGY
   HLDGS INC        COM          848623104      4,369    495,800  SH          SOLE               495,800
LONE STAR           COM          542307103      9,748  1,092,600  SH          SOLE             1,092,600
   STEAKHOUSE
   SALOON
TELEDYNE            COM          879360105      4,841    513,000  SH          SOLE               513,000
   TECHNOLOGIES
   INC
TRIAD HOSPITALS     COM          89579K109     45,027  2,977,000  SH          SOLE             2,977,000
   INC
UCBH HOLDINGS INC   COM          90262T308      4,181    203,333  SH          SOLE               203,333
VENTIV HEALTH INC   COM          922793104        612     66,665  SH          SOLE                66,665
